Disclosure of other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Other operating expenses (income)	$ 19,071	$ (12,440)
Regional costs [Member]
Statements [Line Items]
Other operating expenses (income)	4,673	4,308
Pampacancha Delivery Obligation [Member]
Statements [Line Items]
Other operating expenses (income)	7,218	0
Pension Settlement Loss [Member]
Statements [Line Items]
Other operating expenses (income)	2,163	0
Constancia insurance recovery [Member]
Statements [Line Items]
Other operating expenses (income)	0	(12,857)
Realized gain on contingent consideration of Balmat [Member]
Statements [Line Items]
Other operating expenses (income)	0	(6,400)
Loss On Disposals And Other [Member]
Statements [Line Items]
Other operating expenses (income)	$ 5,017	$ 2,509